Note 4 - Related Party and Party-in-interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 20-2991357 003 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]
(4)	Related Party and Party-in-Interest Transactions

As of December 31, 2025, the Plan held 106,177 shares in the Company’s common stock, with a total fair value of $2,425,080. As of December 31, 2024, the Plan held 124,330 shares in the Company’s common stock, with a total fair value of $3,494,911. For the year ended December 31, 2025, the Plan purchased and sold $232,918 and $742,545 of the Company’s common stock, respectively. During 2025, the Plan received dividend income on Company common stock totaling $207,824. Transactions involving the Company’s common stock qualify as party-in-interest transactions under the provisions of ERISA.

Certain members of the Company’s management perform administrative and fiduciary duties for the Plan that qualify them as parties-in-interest and/or related parties of the Plan. Transactions between such members of the Company’s management and the Plan were routine in nature and conducted pursuant to the Plan’s provisions as of and during the year ended December 31, 2025. As described in Note 1, Empower Trust Company, LLC is the directed trustee of the Plan while Empower Retirement, LLC serves as the recordkeeper to maintain the individual accounts of each of the Plan’s participants.